Crawford Large Cap Dividend Fund
Schedule of Investments
September 30, 2025 (Unaudited)
COMMON STOCKS — 97.34% Shares Fair Value
Communications — 1.99%
Omnicom Group, Inc. 14,850 $ 1,210,721
Consumer Discretionary — 6.10%
Genuine Parts Co. 9,420 1,305,612
Home Depot, Inc. (The) 4,410 1,786,888
Ross Stores, Inc. 4,000 609,560
3,702,060
Consumer Staples — 10.12%
Coca-Cola Co. (The) 25,800 1,711,056
Mondelez International, Inc., Class A 15,850 990,150
Philip Morris International, Inc. 13,750 2,230,250
Procter & Gamble Co. (The) 7,900 1,213,835
6,145,291
Energy — 0.26%
Canadian Natural Resources Ltd. 5,000 159,800
Financials — 25.51%
American Express Co. 9,900 3,288,384
BlackRock, Inc. 1,700 1,981,978
Charles Schwab Corp. (The) 15,000 1,432,050
Intercontinental Exchange, Inc. 6,200 1,044,576
JPMorgan Chase & Co. 2,000 630,860
Marsh & McLennan Companies, Inc. 5,650 1,138,645
PNC Financial Services Group, Inc. (The) 5,000 1,004,650
S&P Global, Inc. 3,300 1,606,143
Visa, Inc., Class A 5,050 1,723,969
Willis Towers Watson PLC 4,748 1,640,196
15,491,451
Health Care — 15.65%
AbbVie, Inc. 10,500 2,431,170
AstraZeneca PLC - ADR 25,000 1,918,000
Johnson & Johnson 8,140 1,509,319
Medtronic PLC 20,000 1,904,800
Quest Diagnostics, Inc. 7,000 1,334,060
Stryker Corp. 1,100 406,637
9,503,986
Industrials — 17.20%
CSX Corp. 30,000 1,065,300
Honeywell International, Inc. 7,750 1,631,375
Johnson Controls International PLC 21,600 2,374,920
Roper Technologies, Inc. 1,000 498,690
RTX Corp. 10,000 1,673,300
TE Connectivity PLC 10,000 2,195,300
United Parcel Service, Inc., Class B 12,000 1,002,360
10,441,245

Crawford Large Cap Dividend Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)
COMMON STOCKS — 97.34% - (continued) Shares Fair Value
Materials — 0.53%
AptarGroup, Inc. 2,400 $ 320,784
Real Estate — 0.58%
Mid-America Apartment Communities, Inc. 2,500 349,325
Technology — 16.08%
Accenture PLC, Class A 5,390 1,329,174
Amdocs Ltd. 13,500 1,107,675
Microsoft Corp. 9,120 4,723,704
SAP SE - ADR 4,000 1,068,840
Texas Instruments, Inc. 8,350 1,534,146
9,763,539
Utilities — 3.32%
American Electric Power Company, Inc. 5,700 641,250
WEC Energy Group, Inc. 12,000 1,375,080
2,016,330
Total Common Stocks (Cost $27,196,465) 59,104,532
MONEY MARKET FUNDS — 2.73% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.98%
(a)
1,658,115 1,658,115
Total Money Market Funds (Cost $1,658,115) 1,658,115
Total Investments — 100.07% (Cost $28,854,580) 60,762,647
Liabilities in Excess of Other Assets — (0.07)% (41,971)
NET ASSETS — 100.00% $ 60,720,676
(a) Rate disclosed is the seven day effective yield as of September 30, 2025.
ADR - American Depositary Receipt.

Crawford Small Cap Dividend Fund
Schedule of Investments
September 30, 2025 (Unaudited)
COMMON STOCKS — 97.72% Shares Fair Value
Consumer Discretionary — 8.30%
Academy Sports & Outdoors, Inc. 121,210 $ 6,062,924
Columbia Sportswear Co. 60,942 3,187,267
HNI Corp. 105,722 4,953,076
Lakeland Industries, Inc. 162,674 2,407,575
Rocky Brands, Inc. 140,245 4,177,898
Scotts Miracle-Gro Co. (The) 60,000 3,417,000
Shoe Carnival, Inc. 141,124 2,933,968
27,139,708
Consumer Staples — 6.72%
Inter Parfums, Inc. 37,446 3,683,937
J&J Snack Foods Corp. 30,490 2,929,784
Phibro Animal Health Corp., Class A 147,777 5,979,058
Turning Point Brands, Inc. 64,118 6,338,705
Utz Brands, Inc. 251,326 3,053,611
21,985,095
Energy — 1.86%
DT Midstream, Inc. 53,805 6,083,193
Financials — 21.02%
Artisan Partners Asset Management, Inc., Class A 68,123 2,956,538
BancFirst Corp. 34,142 4,317,256
First Hawaiian, Inc. 127,437 3,164,261
FirstCash Holdings, Inc. 26,500 4,198,130
Hamilton Lane, Inc., Class A 32,981 4,445,509
Hanover Insurance Group, Inc. 36,359 6,603,885
Lazard, Inc. 99,604 5,257,099
Old Republic International Corp. 159,308 6,765,811
Piper Sandler Companies 9,947 3,451,510
SouthState Bank Corp. 54,862 5,424,206
Stock Yards Bancorp, Inc. 54,482 3,813,195
Trico Bancshares 106,844 4,744,942
Walker & Dunlop, Inc. 63,595 5,317,814
Webster Financial Corp. 70,386 4,183,744
WSFS Financial Corp. 76,093 4,103,695
68,747,595
Health Care — 8.58%
CONMED Corp. 109,566 5,152,889
Embecta Corp. 283,260 3,996,799
LeMaitre Vascular, Inc. 71,702 6,274,641
Perrigo Co. PLC 251,284 5,596,095
US Physical Therapy, Inc. 82,945 7,046,178
28,066,602
Industrials — 34.76%
Advanced Energy Industries, Inc. 38,930 6,623,551
AZZ, Inc. 66,501 7,257,254
Belden, Inc. 52,275 6,287,114

Crawford Small Cap Dividend Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)
COMMON STOCKS — 97.72% - (continued) Shares Fair Value
Industrials — 34.76% - (continued)
Cactus, Inc., Class A 79,946 $ 3,155,469
Cadre Holdings, Inc. 150,252 5,485,701
Cognex Corp. 92,727 4,200,533
ESCO Technologies, Inc. 35,242 7,439,939
Franklin Electric Co., Inc. 63,218 6,018,354
H&R Block, Inc. 58,921 2,979,635
Hackett Group, Inc. (The) 279,068 5,305,082
Hexcel Corp. 67,899 4,257,267
Information Services Group, Inc. 610,137 3,508,288
Landstar System, Inc. 25,418 3,115,230
Littelfuse, Inc. 23,902 6,190,857
ManpowerGroup, Inc. 76,523 2,900,222
Mesa Laboratories, Inc. 66,867 4,480,758
Moog, Inc., Class A 36,595 7,599,684
MSC Industrial Direct Co., Inc., Class A 38,715 3,567,200
Mueller Water Products, Inc., Class A 257,464 6,570,481
NAPCO Security Technologies, Inc. 73,440 3,154,248
Standex International, Inc. 36,212 7,673,322
Valmont Industries, Inc. 15,298 5,931,494
113,701,683
Materials — 2.25%
HB Fuller Co. 81,754 4,846,377
WD-40 Co. 12,650 2,499,640
7,346,017
Real Estate — 6.21%
Independence Realty Trust, Inc. 370,293 6,069,102
National Storage Affiliates Trust 101,379 3,063,673
STAG Industrial, Inc. 137,778 4,862,186
Terreno Realty Corp. 111,050 6,302,088
20,297,049
Technology — 5.59%
A10 Networks, Inc. 185,027 3,358,240
CTS Corp. 71,333 2,849,040
Pegasystems, Inc. 119,084 6,847,330
Power Integrations, Inc. 129,999 5,227,260
18,281,870
Utilities — 2.43%
Black Hills Corp. 77,352 4,764,109
California Water Service Group 69,429 3,186,097
7,950,206
Total Common Stocks (Cost $250,422,056) 319,599,018

Crawford Small Cap Dividend Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)
MONEY MARKET FUNDS — 2.35% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.98%
(a)
7,701,858 $ 7,701,858
Total Money Market Funds (Cost $7,701,858) 7,701,858
Total Investments — 100.07% (Cost $258,123,914) 327,300,876
Liabilities in Excess of Other Assets — (0.07)% (225,478)
NET ASSETS — 100.00% $ 327,075,398
(a) Rate disclosed is the seven day effective yield as of September 30, 2025.

Crawford Multi-Asset Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)
COMMON STOCKS — 50.68% Shares Fair Value
Communications — 1.89%
Verizon Communications, Inc. 70,710 $ 3,107,705
Consumer Staples — 2.80%
British American Tobacco PLC - ADR 42,490 2,255,369
Philip Morris International, Inc. 14,500 2,351,900
4,607,269
Energy — 11.64%
Canadian Natural Resources Ltd. 90,030 2,877,359
Chevron Corp. 13,560 2,105,732
Kinder Morgan, Inc. 200,320 5,671,059
Kinetik Holdings, Inc. 54,475 2,328,262
ONEOK, Inc. 22,495 1,641,460
Williams Companies, Inc. (The) 70,620 4,473,777
19,097,649
Financials — 5.91%
First Hawaiian, Inc. 63,120 1,567,270
Huntington Bancshares, Inc. 205,790 3,553,993
PNC Financial Services Group, Inc. (The) 10,270 2,063,551
Prudential Financial, Inc. 24,210 2,511,545
9,696,359
Health Care — 5.90%
AbbVie, Inc. 20,550 4,758,147
Perrigo Co. PLC 89,840 2,000,737
Pfizer, Inc. 114,460 2,916,441
9,675,325
Industrials — 1.41%
United Parcel Service, Inc., Class B 27,700 2,313,781
Real Estate — 13.07%
Alexandria Real Estate Equities, Inc. 18,130 1,510,954
Crown Castle International Corp. 30,820 2,973,822
CubeSmart 34,160 1,388,946
Four Corners Property Trust, Inc. 131,580 3,210,552
Healthpeak Properties, Inc. 198,143 3,794,437
Lamar Advertising Co., Class A 25,720 3,148,642
Mid-America Apartment Communities, Inc. 9,120 1,274,338
WP Carey, Inc. 61,345 4,145,082
21,446,773
Utilities — 8.06%
American Electric Power Company, Inc. 31,660 3,561,750
Black Hills Corp. 50,870 3,133,083
Dominion Energy, Inc. 55,400 3,388,818
Duke Energy Corp. 25,440 3,148,200
13,231,851
Total Common Stocks (Cost $76,361,762) 83,176,712

Crawford Multi-Asset Income Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)
PREFERRED STOCKS — 24.39% Shares Fair Value
Financials — 11.82%
AGNC Investment Corp., Series G, 7.75% 158,300 $ 3,985,995
Annaly Capital Management, Inc., Series F, 6.95% 73,700 1,863,873
Bank of America Corp., Series KK, 5.38% 9,830 224,714
Invesco Mortgage Capital, Inc., Series C, 7.50% 123,930 3,018,935
M&T Bank Corp., Series J, 7.50% 48,900 1,306,119
Two Harbors Investment Corp., Series B, 7.63% 167,200 3,863,992
Wells Fargo & Co., Series L, 7.50% 4,150 5,122,303
19,385,931
Real Estate — 6.60%
Armada Hoffler Properties, Inc., Series A, 6.75% 131,440 2,895,623
Digital Realty Trust, Inc., Series L, 5.20% 151,540 3,311,149
UMH Properties, Inc., Series D, 6.38% 116,080 2,629,212
Vornado Realty Trust, Series M, 5.25% 110,150 1,998,121
10,834,105
Utilities — 5.97%
Sempra Energy, 5.75% 8,690 198,653
Southern Co. (The), Series A, 4.95% 227,560 4,774,209
Spire, Inc., Series A, 5.90% 193,900 4,830,049
9,802,911
Total Preferred Stocks (Cost $41,473,158) 40,022,947
CORPORATE BONDS — 19.15%
Principal
Amount Fair Value
Financials — 14.11%
American Express Co., Series D, 3.55%, 12/31/2049 (H15T5Y +
285.000bps)
(a)(b)
$ 3,904,000 3,833,629
Bank of America Corp., 6.13%, 4/27/2077 (H15T5Y + 323.000bps)
(a)(b)
5,136,000 5,199,252
Charles Schwab Corp. (The), Series I, 4.00%, 12/31/2049 (H15T5Y +
317.000bps)
(a)(b)
6,369,000 6,306,009
JPMorgan Chase & Co., 6.50%, 4/1/2080 (H15T5Y + 215.000bps)
(a)(b)
3,167,000 3,281,721
Truist Financial Corp., 3.00%, 3/1/2168 (H15T5Y + 300.000bps)
(a)(b)
4,510,000 4,537,304
23,157,915
Real Estate — 2.54%
Crown Castle, Inc., 5.00%, 1/11/2028 4,109,000 4,167,888
Utilities — 2.50%
WEC Energy Group, Inc., 4.75%, 1/9/2026 4,106,000 4,110,884
Total Corporate Bonds (Cost $30,862,604) 31,436,687

Crawford Multi-Asset Income Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)
MONEY MARKET FUNDS — 5.64% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.98%
(c)
9,248,612 $ 9,248,612
Total Money Market Funds (Cost $9,248,612) 9,248,612
Total Investments — 99.86% (Cost $157,946,136) 163,884,958
Other Assets in Excess of Liabilities — 0.14% 234,074
NET ASSETS — 100.00% $ 164,119,032
(a) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as, of
September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b) Security is perpetual in nature and has no stated maturity date.
(c) Rate disclosed is the seven day effective yield as of September 30, 2025.
ADR - American Depositary Receipt.